Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.31114%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$459,841.38

Principal:
Principal Collections	$8,785,570.83
Prepayments in Full	$2,987,404.91
Liquidation Proceeds	$80,217.53
Recoveries	$64,163.70
Sub Total	$11,917,356.97
Collections	$12,377,198.35

Purchase Amounts:
Purchase Amounts Related to Principal	$249,273.15
Purchase Amounts Related to Interest	$1,133.38
Sub Total	$250,406.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,627,604.88

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,627,604.88
Servicing Fee	$155,885.96	$155,885.96	$0.00	$0.00	$12,471,718.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,471,718.92
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,471,718.92
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,471,718.92
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,471,718.92
Interest - Class A-4 Notes	$276,561.08	$276,561.08	$0.00	$0.00	$12,195,157.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,195,157.84
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$12,102,260.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,102,260.01
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$12,037,706.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,037,706.68
Regular Principal Payment	$10,809,238.80	$10,809,238.80	$0.00	$0.00	$1,228,467.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,228,467.88
Residual Released to Depositor	$0.00	$1,228,467.88	$0.00	$0.00	$0.00
Total		$12,627,604.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,809,238.80
Total					$10,809,238.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,809,238.80	$104.96	$276,561.08	$2.69	$11,085,799.88	$107.65
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$10,809,238.80	$10.27	$434,012.24	$0.41	$11,243,251.04	$10.68

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,187,365.80	0.9534605	$87,378,127.00	0.8484961
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$150,817,365.80	0.1432794	$140,008,127.00	0.1330104

Pool Information
Weighted Average APR	3.047%	3.043%
Weighted Average Remaining Term	24.73	23.92
Number of Receivables Outstanding	16,371	15,924
Pool Balance	$187,063,152.86	$174,899,968.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$172,044,465.40	$161,060,872.50
Pool Factor	0.1610532	0.1505813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$13,839,096.48
Targeted Overcollateralization Amount	$34,891,841.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,891,841.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$60,717.46
(Recoveries)		70	$64,163.70
Net Loss for Current Collection Period			$(3,446.24)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0221%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0373%
Second Prior Collection Period			-0.2068%
Prior Collection Period			-0.2916%
Current Collection Period			-0.0229%
Four Month Average (Current and Prior Three Collection Periods)			-0.1396%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,234	$9,402,378.95
(Cumulative Recoveries)			$2,500,309.90
Cumulative Net Loss for All Collection Periods			$6,902,069.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5942%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,208.76
Average Net Loss for Receivables that have experienced a Realized Loss			$3,089.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	144	$2,014,934.56
61-90 Days Delinquent	0.21%	21	$363,097.45
91-120 Days Delinquent	0.06%	6	$112,997.29
Over 120 Days Delinquent	0.21%	18	$360,053.60
Total Delinquent Receivables	1.63%	189	$2,851,082.90

Repossession Inventory:
Repossessed in the Current Collection Period		4	$51,727.92
Total Repossessed Inventory		9	$128,280.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2553%
Prior Collection Period			0.2749%
Current Collection Period			0.2826%
Three Month Average			0.2709%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4781%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	41

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	29	$448,251.62
2 Months Extended	56	$903,527.92
3+ Months Extended	1	$19,079.77

Total Receivables Extended:	86	$1,370,859.31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer